Available-for-Sale Securities - Available-for-Sale Securities Debt Maturities Market Value (Detail) - USD ($) $ in Thousands	Sep. 30, 2024		Sep. 30, 2023	[2]
Debt Securities, Available-for-Sale, Fair Value, Fiscal Year Maturity [Abstract]
Due within one year	$ 230,830
1 to 2 years	67,194
2 to 3 years	13,138
Total	$ 311,162	[1]	$ 530,805

[1]	Available-for-sale securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s consolidated balance sheets. As of September 30, 2024, $168,242 of securities were classified as short-term interest-bearing investments and $142,920 of securities were classified as cash and cash equivalents.
[2]	Available-for-sale securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s consolidated balance sheets. As of September 30, 2023, $222,451 of securities were classified as short-term interest-bearing investments and $308,354 of securities were classified as cash and cash equivalents.